Related Party Transactions (Narrative) (FY) (Details) - USD ($)	1 Months Ended
	May 31, 2018	Jun. 30, 2020	Dec. 31, 2019	Jun. 20, 2019
Majority Stockholders [Member]
Paid in capital			$ 400,000
Related party transaction, amounts of transaction	$ 250,000
Due to related party		$ 286,964	$ 295,299
Peck Electric Co [Member]
Due to related party				$ 266,814